Income Taxes - Schedule of Principal Components of Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred revenue	$ 1,307,149	$ 1,220,370
Accrued expenses and other liabilities	73,693	246,452
Net operating loss carrying forwards	27,126,541	26,418,044
Gross current deferred tax assets	28,507,383	27,884,866
Less: valuation allowance	(27,126,541)	(26,412,260)
Total deferred tax assets	1,380,842	1,472,606
Deferred tax liabilities:
Account receivable and other assets	(1,922)	(14,632)
Intangible assets	(12,289)	(14,050)
Total deferred tax liabilities	$ (14,211)	$ (28,682)